4. STOCKHOLDERS' DEFICIT (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants outstanding	666,711,371 [1]	294,089,138
Warrants exercise price	$ 37,090	$ 37,090	$ 37,920	$ 36,000
Warrant 1 [Member]
Warrants outstanding	24	23
Warrants exercise price	$ 8,368.00	$ 8,368.00
Expiration date	May 23, 2018	May 23, 2018
Warrant 2 [Member]
Warrants outstanding	7,542	7,538
Warrants exercise price	$ 75.00	$ 75.00
Expiration date	Jun. 14, 2021	Jun. 14, 2021
Warrant 3 [Member]
Warrants outstanding	3	3
Warrants exercise price	$ 40,000.00	$ 40,000.00
Expiration date	Apr. 23, 2019	Apr. 23, 2019
Warrant 4 [Member]
Warrants outstanding	8	7
Warrants exercise price	$ 36,000.00	$ 36,000.00
Expiration date	May 22, 2019	May 22, 2019
Warrant 5 [Member]
Warrants outstanding	3	4
Warrants exercise price	$ 30,400.00	$ 30,400.00
Expiration date	Sep. 10, 2019	Sep. 10, 2019
Warrant 6 [Member]
Warrants outstanding	5	2
Warrants exercise price	$ 36,864.80	$ 36,864.80
Expiration date	Sep. 27, 2019	Sep. 27, 2019
Warrant 7 [Member]
Warrants outstanding	10	9
Warrants exercise price	$ 22,504.00	$ 22,504.00
Expiration date	Dec. 02, 2019	Dec. 02, 2019
Warrant 8 [Member]
Warrants outstanding	105	105
Warrants exercise price	$ 7,200.00	$ 7,200.00
Expiration date	Dec. 02, 2020	Dec. 02, 2020
Warrant 9 [Member]
Warrants outstanding	105	105
Warrants exercise price	$ 8,800.00	$ 8,800.00
Expiration date	Dec. 02, 2020	Dec. 02, 2020
Warrant 10 [Member]
Warrants outstanding	25	25
Warrants exercise price	$ 20,400.00	$ 20,400.00
Expiration date	Mar. 30, 2018	Mar. 30, 2018
Warrant 11 [Member]
Warrants outstanding	22	22
Warrants exercise price	$ 9,504.00	$ 9,504.00
Expiration date	Jun. 29, 2020	Jun. 29, 2020
Warrant 12 [Member]
Warrants outstanding	659	145
Warrants exercise price	$ 640.00	$ 640.00
Expiration date	Jun. 29, 2020	Jun. 29, 2020
Warrant 13 [Member]
Warrants outstanding	343	150
Warrants exercise price	$ 640.00	$ 640.00
Expiration date	Sep. 04, 2020	Sep. 04, 2020
Warrant 14 [Member]
Warrants outstanding	362	362
Warrants exercise price	$ 640.00	$ 640.00
Expiration date	Sep. 21, 2020	Sep. 21, 2020
Warrant 15 [Member]
Warrants outstanding	7	6
Warrants exercise price	$ 9,504.00	$ 9,504.00
Expiration date	Sep. 04, 2020	Sep. 04, 2020
Warrant 16 [Member]
Warrants outstanding	198	1
Warrants exercise price	$ 640.00	$ 640.00
Expiration date	Oct. 23, 2020	Oct. 23, 2020
Warrant 17 [Member]
Warrants outstanding	7	6
Warrants exercise price	$ 9,504.00	$ 9,504.00
Expiration date	Oct. 23, 2020	Oct. 23, 2020
Warrant 18 [Member]
Warrants outstanding	630,482,456	279,669,261
Warrants exercise price	$ 0.00228	$ 0.00514
Expiration date	Jun. 14, 2021	Jun. 14, 2021
Warrant 19 [Member]
Warrants outstanding	30,263,158	13,424,125
Warrants exercise price	$ 0.00228	$ 0.00514
Expiration date	Feb. 21, 2021	Feb. 21, 2021
Warrant 20 [Member]
Warrants outstanding	17,239	17,239
Warrants exercise price	$ 13.92	$ 13.92
Expiration date	Jun. 06, 2021	Jun. 06, 2021
Warrant 21 [Member]
Warrants outstanding	200,000	200,000
Warrants exercise price	$ 0.00228	$ 0.00514
Expiration date	Feb. 13, 2022	Feb. 13, 2022
Warrant 22 [Member]
Warrants outstanding	20,000	20,000
Warrants exercise price	$ 0.18	$ 0.18
Expiration date	May 16, 2022	May 16, 2022
Warrant 23 [Member]
Warrants outstanding	550,000	550,000
Warrants exercise price	$ 0.019	$ 0.019
Expiration date	Nov. 16, 2020	Nov. 16, 2020
Warrant 24 [Member]
Warrants outstanding	200,000	200,000
Warrants exercise price	$ 0.029	$ 0.029
Expiration date	Dec. 28, 2020	Dec. 28, 2020
Warrant 25 [Member]
Warrants outstanding	1,500,000
Warrants exercise price	$ 0.0201
Expiration date	Jan. 10, 2021
Warrant 26 [Member]
Warrants outstanding	60,000
Warrants exercise price	$ 0.011
Expiration date	Mar. 19, 2021
Warrant 27 [Member]
Warrants outstanding	3,409,090
Warrants exercise price	$ 0.00228
Expiration date	Mar. 20, 2021

[1]	However, please refer to Footnote 10 - CONVERTIBLE DEBT IN DEFAULT in the paragraph: Debt Restructuring for more information regarding our warrants.